American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2022

Global Small Cap - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Australia — 4.0%
carsales.com Ltd.	41,739	636,338
Corporate Travel Management Ltd.(1)	27,134	353,462
IDP Education Ltd.(2)	42,887	844,299
IGO Ltd.	84,394	755,266
Pinnacle Investment Management Group Ltd.(2)	53,309	369,670
		2,959,035
Belgium — 1.3%
D'ieteren Group	6,160	928,629
Brazil — 2.1%
Multiplan Empreendimentos Imobiliarios SA	215,300	1,004,821
Santos Brasil Participacoes SA	331,700	515,173
		1,519,994
Canada — 10.0%
Boardwalk Real Estate Investment Trust	15,215	559,550
Capstone Mining Corp.(1)(2)	234,840	527,489
Colliers International Group, Inc. (Toronto)	3,086	359,483
Definity Financial Corp.(2)	27,084	767,141
Gibson Energy, Inc.	36,072	680,873
Kinaxis, Inc.(1)	5,881	678,127
Laurentian Bank of Canada(2)	16,660	456,411
Stantec, Inc.	14,980	710,933
Tricon Residential, Inc. (Toronto)	57,973	605,177
Vermilion Energy, Inc.	44,292	1,183,053
Whitecap Resources, Inc.(2)	109,559	798,325
		7,326,562
China — 1.3%
GDS Holdings Ltd., Class A(1)	111,700	381,487
Tongcheng Travel Holdings Ltd.(1)	261,600	535,799
		917,286
Finland — 0.5%
Metso Outotec Oyj	51,460	402,476
France — 1.8%
Nexans SA	9,841	899,138
SPIE SA	19,914	433,555
		1,332,693
Hong Kong — 1.0%
Samsonite International SA(1)	300,000	733,362
India — 1.3%
WNS Holdings Ltd., ADR(1)	11,388	959,439
Israel — 1.7%
Inmode Ltd.(1)	21,636	691,054
Nova Ltd.(1)	5,865	582,512
		1,273,566
Japan — 8.6%
Asics Corp.	40,200	735,021
BayCurrent Consulting, Inc.	1,900	558,353
Invincible Investment Corp.	1,746	536,929
Jeol Ltd.	14,700	588,749

JMDC, Inc.	11,500	546,348
MatsukiyoCocokara & Co.	10,800	428,519
Nextage Co. Ltd.	21,600	468,958
Nippon Gas Co. Ltd.	50,200	799,088
Open House Group Co. Ltd.	11,700	457,914
Toyo Suisan Kaisha Ltd.	15,000	615,291
West Holdings Corp.(2)	16,900	534,087
		6,269,257
Netherlands — 1.4%
ASR Nederland NV	12,692	518,014
Basic-Fit NV(1)(2)	12,755	486,867
		1,004,881
Norway — 2.5%
Aker Solutions ASA	220,650	865,345
Bakkafrost P/F	6,225	364,262
Storebrand ASA	73,113	585,201
		1,814,808
South Korea — 0.2%
Hite Jinro Co. Ltd.	6,762	153,492
Spain — 1.7%
Acciona SA	4,552	891,583
CIE Automotive SA	14,680	360,000
		1,251,583
Sweden — 2.2%
Fortnox AB	73,977	327,365
Hexatronic Group AB(2)	63,110	614,708
Lindab International AB	21,771	311,833
MIPS AB	7,058	318,047
		1,571,953
Switzerland — 1.8%
Siegfried Holding AG(1)	845	674,323
SIG Group AG(1)	26,070	611,266
		1,285,589
Taiwan — 2.1%
Airtac International Group(1)	15,464	414,651
ASPEED Technology, Inc.	6,600	434,381
E Ink Holdings, Inc.	92,000	715,377
		1,564,409
United Kingdom — 2.1%
Golar LNG Ltd.(1)	14,189	386,934
QinetiQ Group PLC	94,051	380,024
RS GROUP PLC	48,205	606,401
Tritax Big Box REIT PLC	90,011	173,653
		1,547,012
United States — 50.5%
ATI, Inc.(1)	23,341	698,596
Bancorp, Inc.(1)	15,323	363,462
BJ's Wholesale Club Holdings, Inc.(1)	14,058	1,047,180
Bloomin' Brands, Inc.	24,776	500,971
BRP Group, Inc., Class A(1)	13,308	417,871
Clean Harbors, Inc.(1)	10,091	1,184,885
Commercial Metals Co.	15,886	643,542
Construction Partners, Inc., Class A(1)	12,573	367,886
Crocs, Inc.(1)	8,121	598,518

CryoPort, Inc.(1)	17,143	559,890
Dave & Buster's Entertainment, Inc.(1)	12,877	532,335
Driven Brands Holdings, Inc.(1)	24,878	781,916
Duckhorn Portfolio, Inc.(1)	19,467	355,078
Eagle Materials, Inc.	2,954	353,357
elf Beauty, Inc.(1)	14,112	538,091
Ensign Group, Inc.	6,183	527,410
European Wax Center, Inc., Class A	19,136	413,912
Evolent Health, Inc., Class A(1)	8,201	301,387
Evoqua Water Technologies Corp.(1)	16,274	570,892
Five9, Inc.(1)	6,796	666,756
Gentherm, Inc.(1)	2,960	177,304
Glacier Bancorp, Inc.	17,596	891,765
Global Medical REIT, Inc.	15,017	162,784
Goosehead Insurance, Inc., Class A(1)	5,664	294,528
Graphic Packaging Holding Co.	24,935	555,302
H&E Equipment Services, Inc.	17,236	545,692
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,841	428,436
Harmony Biosciences Holdings, Inc.(1)	16,803	737,820
Hims & Hers Health, Inc.(1)	56,563	359,741
Hostess Brands, Inc.(1)	18,100	419,558
John Bean Technologies Corp.	3,213	331,774
Kinsale Capital Group, Inc.	3,350	849,493
Lattice Semiconductor Corp.(1)	9,020	486,178
Lindsay Corp.	4,974	797,631
Manhattan Associates, Inc.(1)	4,094	578,318
MGP Ingredients, Inc.(2)	6,849	749,692
MRC Global, Inc.(1)	61,456	597,967
Mueller Water Products, Inc., Class A	9,152	103,235
Natera, Inc.(1)	10,421	513,338
National Instruments Corp.	10,738	426,943
NOW, Inc.(1)	113,024	1,369,851
Ollie's Bargain Outlet Holdings, Inc.(1)	12,819	709,019
Onto Innovation, Inc.(1)	5,123	363,682
Paycor HCM, Inc.(1)(2)	24,982	740,217
Perficient, Inc.(1)	5,032	392,999
Planet Fitness, Inc., Class A(1)	7,457	505,212
Plymouth Industrial REIT, Inc.	18,657	378,177
Power Integrations, Inc.	5,061	362,013
Progyny, Inc.(1)	12,223	491,487
Pure Storage, Inc., Class A(1)	14,784	428,292
R1 RCM, Inc.(1)	29,914	653,621
RadNet, Inc.(1)	24,858	499,397
RLI Corp.	3,264	358,257
Ryman Hospitality Properties, Inc.(1)	9,005	740,391
Saia, Inc.(1)	2,378	491,842
Schrodinger, Inc.(1)	19,394	532,171
Signify Health, Inc., Class A(1)	13,491	376,399
Silk Road Medical, Inc.(1)	7,615	303,305
Skyline Champion Corp.(1)	5,704	323,246
Sovos Brands, Inc.(1)	46,386	708,314
SPS Commerce, Inc.(1)	3,954	482,863
StepStone Group, Inc., Class A	6,148	167,779
Stride, Inc.(1)	10,558	402,682
Summit Materials, Inc., Class A(1)	15,858	450,684

Switch, Inc., Class A	6,892	233,983
Tenable Holdings, Inc.(1)	20,225	801,112
Tenet Healthcare Corp.(1)	9,649	545,169
Veritex Holdings, Inc.	10,338	311,277
Wintrust Financial Corp.	11,761	991,923
Wyndham Hotels & Resorts, Inc.	5,213	340,617
		36,887,415
TOTAL COMMON STOCKS (Cost $69,862,528)		71,703,441
EXCHANGE-TRADED FUNDS — 0.4%
Schwab International Small-Cap Equity ETF	4,289	134,846
Schwab US Small-Cap ETF	3,275	137,878
TOTAL EXCHANGE-TRADED FUNDS (Cost $256,555)		272,724
SHORT-TERM INVESTMENTS — 5.0%
Money Market Funds — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,641	3,641
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,636,458	2,636,458
		2,640,099
Repurchase Agreements — 1.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 4.75%, 11/30/28 - 2/15/41, valued at $174,150), in a joint trading account at 2.18%, dated 8/31/22, due 9/1/22 (Delivery value $170,249)		170,239
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 8/15/30, valued at $866,043), at 2.23%, dated 8/31/22, due 9/1/22 (Delivery value $849,053)		849,000
		1,019,239
TOTAL SHORT-TERM INVESTMENTS (Cost $3,659,338)		3,659,338
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $73,778,421)		75,635,503
OTHER ASSETS AND LIABILITIES — (3.5)%		(2,584,048)
TOTAL NET ASSETS — 100.0%		$73,051,455

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	17.7%
Consumer Discretionary	14.6%
Information Technology	13.8%
Health Care	12.1%
Financials	10.7%
Consumer Staples	7.4%
Materials	6.4%
Real Estate	6.2%
Energy	5.3%
Utilities	3.0%
Communication Services	0.9%
Exchange-Traded Funds	0.4%
Short-Term Investments	5.0%
Other Assets and Liabilities	(3.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,333,192. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,632,847, which includes securities collateral of $1,996,389.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	2,959,035	—
Belgium	—	928,629	—
Brazil	—	1,519,994	—
Canada	—	7,326,562	—
China	—	917,286	—
Finland	—	402,476	—
France	—	1,332,693	—
Hong Kong	—	733,362	—
Japan	—	6,269,257	—
Netherlands	—	1,004,881	—
Norway	—	1,814,808	—
South Korea	—	153,492	—
Spain	—	1,251,583	—
Sweden	—	1,571,953	—
Switzerland	—	1,285,589	—
Taiwan	—	1,564,409	—
United Kingdom	386,934	1,160,078	—
Other Countries	39,120,420	—	—
Exchange-Traded Funds	272,724	—	—
Short-Term Investments	2,640,099	1,019,239	—
	42,420,177	33,215,326	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.